Stock Option Activities (Detail)	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options Outstanding, Weighted Average Exercise Price, and Additional Disclosures [Abstract]
Number of options, Outstanding at beginning of year | shares	2,117,852
Number of options, Granted | shares	117,217
Number of options, Exercised | shares	(51,043)
Number of option Expired/cancelled | shares	(19,250)
Number of options, Outstanding at end of year | shares	2,164,776
Number of options, Expected to vest, end of year | shares	729,391
Number of options, Exercisable at end of year | shares	1,435,385
Weighted average exercise price, Outstanding at beginning of year | $ / shares	$ 0.71
Weighted average exercise price, Granted | $ / shares	0.77
Weighted average exercise price, Exercised | $ / shares	0.37
Weighted average exercise price, Expired/cancelled | $ / shares	0.53
Weighted average exercise price, Outstanding at end of year of year | $ / shares	0.72
Weighted average exercise price, Expected to vest at end of year | $ / shares	0.78
Weighted average exercise price, Exercisable at end of year | $ / shares	$ 0.70
Weighted average remaining contractual term, outstanding	7 years 5 months 23 days
Weighted average remaining contractual term, expected to vest	8 years 7 months 6 days
Weighted average remaining contractual term, options exercisable	6 years 11 months 1 day
Aggregate intrinsic value, outstanding beginning balance | $	$ 135,711
Aggregate intrinsic value, outstanding ending balance | $	1,030,217
Aggregate intrinsic value, expected to vest | $	308,767
Aggregate intrinsic value, options exercisable | $	$ 721,451